Consolidated Balance Sheets In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
CURRENT ASSETS:
Cash and cash equivalents	$ 130,192	¥ 12,258,872	¥ 13,536,824
Accounts receivable, net of allowance for doubtful accounts of ¥107,919 thousand and ¥93,934 thousand ($998 thousand) at March 31, 2012 and 2013, respectively (Notes 5, 6 and 22)	199,285	18,764,703	15,722,135
Inventories (Note 3)	13,824	1,301,684	752,075
Prepaid expenses	26,467	2,492,164	1,848,344
Deferred tax assets―current (Note 12)	11,118	1,046,828	939,370
Other current assets, net of allowance for doubtful accounts of ¥10,732 thousand ($114 thousand) at March 31, 2012 and 2013 (Notes 5 and 9)	16,745	1,576,718	891,560
Total current assets	397,631	37,440,969	33,690,308
INVESTMENTS IN EQUITY METHOD INVESTEES (Note 6)	17,860	1,681,723	1,406,634
OTHER INVESTMENTS (Notes 4, 17, 18 and 19)	40,052	3,771,262	2,938,146
PROPERTY AND EQUIPMENT—Net (Notes 7 and 9)	244,539	23,025,755	19,735,546
GOODWILL (Note 8)	63,402	5,969,951	5,788,333
OTHER INTANGIBLE ASSETS—Net (Note 8)	50,886	4,791,431	5,396,469
GUARANTEE DEPOSITS (Note 9)	21,787	2,051,449	1,899,815
DEFERRED TAX ASSETS―Noncurrent (Note 12)	1,739	163,773	24,760
NET INVESTMENT IN SALES-TYPE LEASES―Noncurrent (Note 9)	9,538	898,040	935,446
PREPAID EXPENSES―Noncurrent	23,376	2,201,108	1,536,932
OTHER ASSETS, net of allowance for doubtful accounts of ¥86,388 thousand and ¥71,727 thousand ($762 thousand) at March 31, 2012 and 2013, respectively (Notes 5, 6 and 18)	1,230	115,805	140,857
TOTAL	872,040	82,111,266	73,493,246
CURRENT LIABILITIES:
Short-term borrowings (Note 11)	99,830	9,400,000	9,000,000
Long-term borrowings —current portion (Note 11)	10,726	1,010,000	1,010,000
Capital lease obligations—current portion (Note 9)	37,229	3,505,471	2,997,292
Accounts payable —trade (Notes 6 and 22)	116,537	10,973,120	9,093,657
Accounts payable —other	10,081	949,264	659,266
Income taxes payable (Note 12)	17,734	1,669,849	2,210,089
Accrued expenses	24,070	2,266,427	2,277,307
Deferred income―current	19,181	1,806,074	1,495,468
Other current liabilities	8,538	803,902	717,342
Total current liabilities	343,926	32,384,107	29,460,421
LONG-TERM BORROWINGS (Note 11)	10,408	980,000	1,990,000
CAPITAL LEASE OBLIGATIONS—Noncurrent (Note 9)	57,035	5,370,365	4,741,241
ACCRUED RETIREMENT AND PENSION COSTS―Noncurrent (Note 13)	22,431	2,112,085	1,805,683
DEFERRED TAX LIABILITIES―Noncurrent (Note 12)	4,377	412,132	652,280
DEFERRED INCOME―Noncurrent	27,211	2,562,208	1,547,159
OTHER NONCURRENT LIABILITIES	6,969	656,191	600,215
Total liabilities	472,357	44,477,088	40,796,999
COMMITMENTS AND CONTINGENCIES (Note 17)
SHAREHOLDERS' EQUITY (Notes 4, 13, 14 and 15):
Common stock—authorized, 75,520,000 shares; issued and outstanding, 41,295,600 shares at March 31, 2012 and 2013	178,779	16,833,847	16,833,847
Additional paid-in capital	289,936	27,300,325	27,260,318
Accumulated deficit	(67,960)	(6,399,088)	(10,990,348)
Accumulated other comprehensive income (loss)	2,801	263,770	(23,533)
Treasury stock—758,800 shares held by the company at March 31, 2012 and 2013	(4,164)	(392,079)	(392,079)
Total Internet Initiative Japan Inc. shareholders' equity	399,392	37,606,775	32,688,205
NONCONTROLLING INTERESTS	291	27,403	8,042
Total equity	399,683	37,634,178	32,696,247
TOTAL	$ 872,040	¥ 82,111,266	¥ 73,493,246